Other Operating income	6 Months Ended
Jun. 30, 2026
Other Operating income [Abstract]
Other operating income

Note 34. Other operating income

Other operating income relates to:

-	services provided to WISeKey in an amount of USD 1,326,386 (see Note 41 for detail), and

-	services provided to SEALCOIN AG in an amount of USD 105,909 (see Note 41 for detail).